Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Other Comprehensive Gain/(Loss) [Member]	Accumulated Deficit [Member]	Convertible Preferred Stock [Member]
Beginning balance at Dec. 31, 2015	$ 115,050	$ 24	$ 273,321	$ (171)	$ (158,124)
Beginning balance, Shares at Dec. 31, 2015		1,692,912
Issuance of common stock upon exercise of options and release of restricted stock units	20		20
Issuance of common stock upon exercise of options and release of restricted stock units, Share		1,284
Issuance of common stock pursuant to employee stock purchase plan	143		143
Issuance of common stock pursuant to employee stock purchase plan, Shares		4,056
Issuance of warrants related to term loan	217		217
Changes in share repurchase liability	102		102
Stock-based compensation	5,029		5,029
Net unrealized gain (loss) on investments, net of tax	95			95
Net loss	(57,855)				(57,855)
Ending balance at Dec. 31, 2016	62,801	$ 24	278,832	(76)	(215,979)
Ending balance, Shares at Dec. 31, 2016		1,698,252
Issuance of common stock upon exercise of options and release of restricted stock units	186		186
Issuance of common stock upon exercise of options and release of restricted stock units, Share		7,914
Issuance of common stock pursuant to employee stock purchase plan	175		175
Issuance of common stock pursuant to employee stock purchase plan, Shares		4,364
Issuance of common stock and preferred stock from private placement, net of offering costs	42,239	$ 6	42,231			$ 2
Issuance of common stock and preferred stock from private placement, net of offering costs, Shares		419,438				2,285,952
Issuance of warrants related to term loan	263		263
Changes in share repurchase liability	48		48
Stock-based compensation	6,784		6,784
Net unrealized gain (loss) on investments, net of tax	(44)			(44)
Net loss	(48,207)				(48,207)
Ending balance at Dec. 31, 2017	64,245	$ 30	328,519	(120)	(264,186)	$ 2
Ending balance, Shares at Dec. 31, 2017		2,129,968				2,285,952
Issuance of common stock upon exercise of options and release of restricted stock units	8		8
Issuance of common stock upon exercise of options and release of restricted stock units, Share		2,823
Stock-based compensation	928		928
Net unrealized gain (loss) on investments, net of tax	(16)			(16)
Net loss	(10,667)				(10,667)
Ending balance at Mar. 31, 2018	54,498	$ 30	329,455	(136)	(274,853)	$ 2
Ending balance, Shares at Mar. 31, 2018		2,132,791				2,285,952
Beginning balance at Dec. 31, 2017	64,245	$ 30	328,519	(120)	(264,186)	$ 2
Beginning balance, Shares at Dec. 31, 2017		2,129,968				2,285,952
Net unrealized gain (loss) on investments, net of tax	63
Net loss	(28,193)
Ending balance at Sep. 30, 2018	38,986	$ 30	331,390	(57)	(292,379)	$ 2
Ending balance, Shares at Sep. 30, 2018		2,135,416				2,285,952
Beginning balance at Dec. 31, 2017	64,245	$ 30	328,519	(120)	(264,186)	$ 2
Beginning balance, Shares at Dec. 31, 2017		2,129,968				2,285,952
Issuance of common stock upon exercise of options and release of restricted stock units	14		14
Issuance of common stock upon exercise of options and release of restricted stock units, Share		3,670
Issuance of common stock pursuant to employee stock purchase plan	36		36
Issuance of common stock pursuant to employee stock purchase plan, Shares		3,028
Issuance of common stock from at the market offerings, net of offering costs	$ 379	$ 1	378
Issuance of common stock from at the market offerings, net of offering costs, Shares		49,723
Issuance of common stock and preferred stock from private placement, net of offering costs, Shares	864
Stock-based compensation	$ 3,431		3,431
Net unrealized gain (loss) on investments, net of tax	60			60
Net loss	(34,515)				(34,515)
Ending balance at Dec. 31, 2018	33,650	$ 31	332,378	(60)	(298,701)	$ 2
Ending balance, Shares at Dec. 31, 2018		2,186,389				2,285,952
Beginning balance at Mar. 31, 2018	54,498	$ 30	329,455	(136)	(274,853)	$ 2
Beginning balance, Shares at Mar. 31, 2018		2,132,791				2,285,952
Issuance of common stock upon exercise of options and release of restricted stock units, Share		238
Issuance of common stock pursuant to employee stock purchase plan	28		28
Issuance of common stock pursuant to employee stock purchase plan, Shares		1,778
Stock-based compensation	1,211		1,211
Net unrealized gain (loss) on investments, net of tax	51			51
Net loss	(10,412)				(10,412)
Ending balance at Jun. 30, 2018	45,376	$ 30	330,694	(85)	(285,265)	$ 2
Ending balance, Shares at Jun. 30, 2018		2,134,807				2,285,952
Issuance of common stock upon exercise of options and release of restricted stock units	6		6
Issuance of common stock upon exercise of options and release of restricted stock units, Share		609
Stock-based compensation	690		690
Net unrealized gain (loss) on investments, net of tax	28			28
Net loss	(7,114)				(7,114)
Ending balance at Sep. 30, 2018	38,986	$ 30	331,390	(57)	(292,379)	$ 2
Ending balance, Shares at Sep. 30, 2018		2,135,416				2,285,952
Net loss	(6,322)
Ending balance at Dec. 31, 2018	33,650	$ 31	332,378	(60)	(298,701)	$ 2
Ending balance, Shares at Dec. 31, 2018		2,186,389				2,285,952
Conversion of preferred stock to common stock		$ 3	(3)
Conversion of preferred stock to common stock, shares		229,283				(641,991)
Issuance of common stock from at the market offerings, net of offering costs	1,381	$ 3	1,378
Issuance of common stock from at the market offerings, net of offering costs, Shares		193,670
Stock-based compensation	571		571
Net unrealized gain (loss) on investments, net of tax	20			20
Net loss	(6,137)				(6,137)
Ending balance at Mar. 31, 2019	29,485	$ 37	334,324	(40)	(304,838)	$ 2
Ending balance, Shares at Mar. 31, 2019		2,609,342				1,643,961
Beginning balance at Dec. 31, 2018	33,650	$ 31	332,378	(60)	(298,701)	$ 2
Beginning balance, Shares at Dec. 31, 2018		2,186,389				2,285,952
Net unrealized gain (loss) on investments, net of tax	27
Net loss	(17,630)
Ending balance at Sep. 30, 2019	26,736	$ 50	343,048	(33)	(316,331)	$ 2
Ending balance, Shares at Sep. 30, 2019		3,890,185				1,643,961
Beginning balance at Mar. 31, 2019	29,485	$ 37	334,324	(40)	(304,838)	$ 2
Beginning balance, Shares at Mar. 31, 2019		2,609,342				1,643,961
Issuance of common stock upon exercise of options and release of restricted stock units, Share		7,487
Issuance of common stock pursuant to employee stock purchase plan	8		8
Issuance of common stock pursuant to employee stock purchase plan, Shares		1,515
Issuance of common stock from at the market offerings, net of offering costs	1,146	$ 3	1,143
Issuance of common stock from at the market offerings, net of offering costs, Shares		252,872
Issuance of common stock from registered direct offering, net of offering costs	4,918	$ 9	4,909
Issuance of common stock from registered direct offering, net of offering costs, Shares		660,154
Stock-based compensation	509		509
Net unrealized gain (loss) on investments, net of tax	8			8
Net loss	(5,848)				(5,848)
Ending balance at Jun. 30, 2019	30,226	$ 49	340,893	(32)	(310,686)	$ 2
Ending balance, Shares at Jun. 30, 2019		3,531,370				1,643,961
Issuance of common stock from at the market offerings, net of offering costs	1,878	$ 1	1,877
Issuance of common stock from at the market offerings, net of offering costs, Shares		358,815
Stock-based compensation	278		278
Net unrealized gain (loss) on investments, net of tax	(1)			(1)
Net loss	(5,645)				(5,645)
Ending balance at Sep. 30, 2019	$ 26,736	$ 50	$ 343,048	$ (33)	$ (316,331)	$ 2
Ending balance, Shares at Sep. 30, 2019		3,890,185				1,643,961